Stock Based Compensation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 13, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock option aggregate shares	5,444,407
Stock-based compensation		$ 9,000		$ 20,000
Unrecognized compensation cost		$ 85,000		$ 94,000	$ 2,000
Minimum [Member]
Weighted average period		1 year
Maximum [Member]
Weighted average period		3 years